UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP
VALUE FUND
JANUARY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 101.3%
	Shares	Value
CONSUMER DISCRETIONARY — 23.1%
Buffalo Wild Wings *	101	$18,010
Callaway Golf	3,684	30,061
Cheesecake Factory	396	20,794
Drew Industries *	100	5,028
Jack in the Box	208	17,636
Lithia Motors, Cl A	40	3,388
Marriott Vacations Worldwide	173	13,235
Murphy USA *	244	17,034
Papa John’s International	50	3,173
Red Robin Gourmet Burgers *	299	23,172
Standard Pacific *	942	6,613
Thor Industries	459	25,865

		184,009

CONSUMER STAPLES — 4.2%
Diamond Foods *	379	9,316
WD-40	296	24,290

		33,606

ENERGY — 7.5%
Bristow Group	130	7,242
Carrizo Oil & Gas *	98	4,420
Era Group *	417	9,391
Green Plains	230	5,384
Parsley Energy, Cl A *	433	7,262
PDC Energy *	60	2,756
RPC	330	4,115
Tidewater	646	18,902

		59,472

FINANCIALS — 23.8%
Assurant	90	5,716
First Busey	1,621	9,985
Horace Mann Educators	50	1,523
Horizon Bancorp	535	11,973

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP
VALUE FUND
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — (continued)
Infinity Property & Casualty	80	$5,622
Investors Bancorp	411	4,525
LegacyTexas Financial Group	284	5,629
MB Financial	130	3,693
Metro Bancorp	1,248	31,774
MutualFirst Financial	1,214	26,574
Old Second Bancorp *	1,035	5,631
PacWest Bancorp	231	9,877
Preferred Bank	660	17,233
ProAssurance	140	6,212
RLI	130	6,098
Safety Insurance Group	100	6,195
Stifel Financial *	468	22,066
Terreno Realty (A)	435	9,918

		190,244

HEALTH CARE — 7.4%
Acorda Therapeutics *	60	2,493
Cyberonics *	60	3,334
Haemonetics *	88	3,485
HMS Holdings *	633	12,524
Magellan Health *	70	4,208
Medidata Solutions *	140	6,019
Neogen *	80	3,688
WellCare Health Plans *	143	10,418
West Pharmaceutical Services	269	13,264

		59,433

INDUSTRIALS — 16.4%
Altra Industrial Motion	462	11,804
CIRCOR International	181	8,940
CLARCOR	273	17,071
Con-way	271	11,103
EMCOR Group	234	9,444
FreightCar America	315	7,352

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP
VALUE FUND
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — (continued)
Hub Group, Cl A *	403	$13,460
Insteel Industries	221	4,513
Manitowoc	503	9,406
Moog, Cl A *	53	3,726
Powell Industries	303	11,820
Rush Enterprises, Cl A *	333	9,324
Toro	98	6,361
Watsco	60	6,531

		130,855

INFORMATION TECHNOLOGY — 12.0%
Belden	26	2,156
Cabot Microelectronics *	196	9,685
CalAmp *	380	6,806
Cirrus Logic *	166	4,399
Coherent *	73	4,517
CommVault Systems *	347	15,122
Datawatch *	718	4,215
Kulicke & Soffa Industries *	225	3,413
MAXIMUS	92	5,126
Methode Electronics	210	7,596
NETGEAR *	120	4,052
NIC	370	6,076
Power Integrations	142	7,324
Rogers *	154	11,374
SYNNEX	50	3,710

		95,571

MATERIALS — 6.9%
AEP Industries *	114	5,713
Innophos Holdings	297	17,683
Intrepid Potash *	952	12,671
TimkenSteel	367	9,909

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP
VALUE FUND
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — (continued)
Tronox, Cl A	434	$9,175

		55,151

TOTAL COMMON STOCK
(Cost $799,508)		808,341

TOTAL INVESTMENTS — 101.3%
(Cost $799,508)†		$808,341

Percentages are based on Net Assets of $797,996.
*	Non-income producing security.
(A)	Real Estate Investment Trust

Cl—Class

As of January 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended January 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2015, there were no level 3 investments.

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $799,508, and the unrealized appreciation and depreciation were $68,861 and $(60,028), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s Prospectus or Statement of Additional Information.

THB-QH-002-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015